Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	For the Years Ended December 31,
	2012	2013	2014
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(19.9)	(20.1)	(22.4)
Permanent book — tax difference	(5.2)	(4.9)	(12.1)
Difference in EIT rates of certain subsidiaries	0.0	0.0	0.0
Effect of tax holiday	—	—	9.5
Total	(0.1)	0.0	0.0

Schedule of aggregate amount and per share effect of the tax holidays

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Aggregate amount	—	—	(42,567,098)	(6,860,571)
Basic net loss per share effect	—	—	(0.40)	(0.06)
Diluted net loss per share effect	—	—	(0.40)	(0.06)

Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2013	2014
			US$ (Note 2(c))
Current deferred tax assets:
Accruals and others	3,726,090	16,299,132	2,626,943
Less: valuation allowance	(3,726,090)	(16,299,132)	(2,626,943)
Total current deferred tax assets, net	—	—	—

Non-current deferred tax assets:
Net operating loss carry forwards	40,980,595	133,592,894	21,531,266
Carryforwards of un-deducted advertising expenses	1,414,030	925,081	149,096
Subtotal	42,394,625	134,517,975	21,680,362
Less: valuation allowance	(42,394,625)	(134,517,975)	(21,680,362)
Total non-current deferred tax assets, net	—	—	—

Schedule of movement of valuation allowance

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Balance as the beginning of the year	23,627,054	34,315,042	46,120,715	7,433,310
Additions	10,687,988	11,805,673	112,421,222	18,119,012
Utilization of previously unrecognized tax losses and un-deductible advertising expenses	—	—	(7,724,830)	(1,245,017)
Balance as the end of the year	34,315,042	46,120,715	150,817,107	24,307,305